Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2012
Operating Segment Information and Concentrations of Risk [Abstract]
Operating Segment Information and Concentrations of Risk
18.	Operating Segment Information and Concentrations of Risk

The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by senior management. USA and Europe Fibre Cement manufactures fibre cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States, Canada and Europe. Asia Pacific Fibre Cement includes all fibre cement manufactured in Australia, New Zealand and the Philippines and sold in Australia, New Zealand, Asia, the Middle East (Israel, Kuwait, Qatar and United Arab Emirates), and various Pacific Islands. Research and Development represents the cost incurred by the research and development centres.

Operating Segments

The following are the Company’s operating segments and geographical information:

	Net Sales to Customers [1] Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA & Europe Fibre Cement	$862.0	$814.0	$828.1
Asia Pacific Fibre Cement	375.5	353.0	296.5

Worldwide total	$1,237.5	$1,167.0	$1,124.6

	Income (Loss) Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA & Europe Fibre Cement 2, [3]	$148.4	$160.3	$208.5
Asia Pacific Fibre Cement[2]	80.3	79.4	58.7
Research and Development[2]	(20.7)	(20.1)	(19.0)

Segments total	208.0	219.6	248.2
General Corporate[4]	(52.5)	(114.9)	(269.2)

Total operating income (loss)	155.5	104.7	(21.0)
Net interest expense[5]	(7.4)	(4.4)	(4.0)
Other income (expense)	3.0	(3.7)	6.3

Worldwide total	$151.1	$96.6	$(18.7)

	Total Identifiable Assets 31 March
(Millions of US dollars)	2012	2011

USA & Europe Fibre Cement	$749.1	$752.0
Asia Pacific Fibre Cement	238.4	235.0
Research and Development	15.6	14.4

Segments total	1,003.1	1,001.4
General Corporate6, [7]	1,306.9	959.2

Worldwide total	$2,310.0	$1,960.6

	Net Sales to Customers [1] Years Ended 31 March
(Millions of US dollars)	2012	2011	2010

USA	$833.9	$789.2	$808.9
Australia	282.4	266.4	214.3
New Zealand	54.4	52.9	50.6
Other Countries	66.8	58.5	50.8

Worldwide total	$1,237.5	$1,167.0	$1,124.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2012	2011

USA	$748.5	$752.1
Australia	160.5	155.5
New Zealand	43.7	45.8
Other Countries	50.4	48.0

Segments total	1,003.1	1,001.4
General Corporate6, [7]	1,306.9	959.2

Worldwide total	$2,310.0	$1,960.6

[1] Export sales and inter-segmental sales are not significant.

[2] Research and development costs of US$10.1 million, US$9.7 million and US$10.4 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the USA and Europe Fibre Cement segment. Research and development costs of US$1.6 million, US$1.4 million and US$1.0 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the Asia Pacific Fibre Cement segment. Research and development costs of US$18.7 million, US$16.9 million and US$15.7 million in fiscal years 2012, 2011 and 2010, respectively, were expensed in the Research and Development segment. The Research and Development segment also included selling, general and administrative expenses of US$2.0 million, US$3.2 million and US$3.3 million in fiscal years 2012, 2011 and 2010, respectively.

Research and development expenditures are expensed as incurred and in total amounted to US$30.4 million, US$28.0 million and US$27.1 million for the years ended 31 March 2012, 2011 and 2010, respectively.

[3] Included in the USA and Europe Fibre Cement segment for the year ended 31 March 2012 is an impairment charge of US$14.3 million.

[4] The principal components of General Corporate are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense net of rental income on the Company’s corporate offices. Included in General Corporate for the year ended 31 March 2012 are unfavourable asbestos adjustments of US$15.8 million, AICF SG&A expenses of US$2.8 million and ASIC expenses of US$1.1 million. Included in General Corporate for the year ended 31 March 2011 are unfavourable asbestos adjustments of US$85.8 million, AICF SG&A expenses of US$2.2 million and a net benefit of US$8.7 million related to the ASIC proceedings. Included in General Corporate for the year ended 31 March 2010 are unfavourable asbestos adjustments of US$224.2 million, AICF SG&A expenses of US$2.1 million and ASIC expenses of US$3.4 million.

[5] The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest (expense) income is AICF interest income of US$3.3 million, US$4.3 million and US$3.3 million in fiscal years 2012, 2011 and 2010, respectively. See Note 11.

[6] The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate.

[7] Asbestos-related assets at 31 March 2012 and 2011 are US$825.2 million and US$819.7 million, respectively, and are included in the General Corporate segment.

Concentrations of Risk

The distribution channels for the Company’s fibre cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

The Company has two major customers that individually account for over 10% of the Company’s net sales in one or all of the past three fiscal years.

These two customers’ accounts receivable represented 21% and 20% of the Company’s trade accounts receivable at 31 March 2012 and 2011, respectively. The following are gross sales generated by these two customers, which are all from the USA and Europe Fibre Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2012		2011		2010
		%		%		%
Customer A	$207.4	16.8%	$208.9	17.9%	$224.4	20.0%
Customer B	135.7	11.0%	134.0	11.5%	144.5	12.8%

	$343.1		$342.9		$368.9

Approximately 33% of the Company’s fiscal year 2012 net sales were derived from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.